MILLING - COST OF SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MILLING - COST OF SALES
Amortization and depreciation	$ 270,882	$ 203,832
Power and fuel	204,341	141,722
Mill supplies and rentals	672,505	415,633
Mill repairs	293,402	525,943
Salaries and wages	1,616,152	967,641
Other	5,140	2,282
Total milling - cost of sales	$ 3,062,422	$ 2,257,053